PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Loan to a third party	$500,000	$-
Prepayment of service fee	222,006	281,959
Deposits	59,470	-
Staff advance	7,245	-
Other current assets	3,528	13,600
Total prepaid expenses and other current assets	$792,249	$295,559